Condensed consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions		3 Months Ended	6 Months Ended
	Oct. 09, 2018	Mar. 31, 2019	Jun. 30, 2019
Nat West Bank
Funding contribution to retirement benefit schemes	£ 2,000
NatWest Markets Plc
Funding contribution to retirement benefit schemes		£ 53
Alawwal bank merger
Gains on disposals of investments			£ 338
Income tax relating to completion of Alawwal bank merger			£ 48